Financial Liabilities (Non-Current and Current) - Summary of Components of Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Non-current portion	€ 18,119	€ 18,537
Current portion	2,215	2,589
Total carrying amount	20,334	21,126
Fair value adjustment and measurement at amortized cost	559	709
Total nominal repayment amount	19,775	20,417
Total nominal repayment amount	642
Convertible Bonds Payable in Euros Due 2022 [member]
Disclosure of financial liabilities [line items]
Non-current portion	1,862	1,832
Current portion	6	6
Total carrying amount	1,868	1,838
Fair value adjustment and measurement at amortized cost	132	162
Total nominal repayment amount	€ 2,000	€ 2,000